BORROWINGS - Non-recourse borrowings composition of non-recourse borrowings (Details) $ in Millions	Dec. 31, 2020 USD ($) year	Dec. 31, 2019 USD ($) year
Disclosure of detailed information about borrowings [line items]
Estimated fair value	$ 2,448	$ 2,204
Less: Current portion	(1,141)	(1,133)
Non-recourse borrowings	17,991	16,060
Total borrowings	2,132	2,100
Subscription Facility
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 15	$ 142
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.30%	5.10%
Term (years) | year	10	10
Notional amount	$ 16,006	$ 15,227
Estimated fair value	17,991	16,060
Add: Unamortized premiums	63	92
Less: Unamortized financing fees	(122)	(119)
Less: Current portion	(1,141)	(1,133)
Non-recourse borrowings	14,806	$ 14,067
Total borrowings	16,006
Non-recourse borrowings | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,141
Non-recourse borrowings | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,078
Non-recourse borrowings | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,067
Non-recourse borrowings | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	888
Non-recourse borrowings | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,181
Non-recourse borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 9,651
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.80%	5.90%
Term (years) | year	9	10
Notional amount	$ 6,989	$ 6,616
Estimated fair value	7,853	$ 7,106
Total borrowings	6,989
Non-recourse borrowings | Hydroelectric | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	244
Non-recourse borrowings | Hydroelectric | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	564
Non-recourse borrowings | Hydroelectric | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	932
Non-recourse borrowings | Hydroelectric | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	410
Non-recourse borrowings | Hydroelectric | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	697
Non-recourse borrowings | Hydroelectric | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 4,142
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.30%	4.40%
Term (years) | year	10	10
Notional amount	$ 4,324	$ 4,351
Estimated fair value	4,785	$ 4,523
Total borrowings	4,324
Non-recourse borrowings | Wind | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	343
Non-recourse borrowings | Wind | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	285
Non-recourse borrowings | Wind | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	517
Non-recourse borrowings | Wind | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	268
Non-recourse borrowings | Wind | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	274
Non-recourse borrowings | Wind | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,637
Non-recourse borrowings | Solar
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.60%	5.00%
Term (years) | year	12	11
Notional amount	$ 3,684	$ 3,168
Estimated fair value	4,247	$ 3,316
Total borrowings	3,684
Non-recourse borrowings | Solar | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	402
Non-recourse borrowings | Solar | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	166
Non-recourse borrowings | Solar | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	472
Non-recourse borrowings | Solar | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	167
Non-recourse borrowings | Solar | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	173
Non-recourse borrowings | Solar | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,304
Non-recourse borrowings | Energy transition
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.80%	3.90%
Term (years) | year	11	5
Notional amount	$ 1,009	$ 1,092
Estimated fair value	1,106	$ 1,115
Total borrowings	1,009
Non-recourse borrowings | Energy transition | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	152
Non-recourse borrowings | Energy transition | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	63
Non-recourse borrowings | Energy transition | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	146
Non-recourse borrowings | Energy transition | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	43
Non-recourse borrowings | Energy transition | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	37
Non-recourse borrowings | Energy transition | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 568